Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Calculation of Net Income (loss) Per Share
The calculation of net income per share is as follows:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Numerator:
Net income attributed to ordinary shareholders for computing net income per ordinary share-basic and diluted	1,484,283	1,957,581	1,039,573
Denominator:
Denominator for computing net income per share-basic:
Weighted average ordinary shares outstanding used in computing net income per ordinary share-basic	390,176,367	377,639,399	369,312,997

Denominator for computing net income per share-diluted:
Weighted average shares outstanding used in computing net income per ordinary share-diluted	423,810,279	401,833,328	373,591,974

Net income per ordinary share attributable to Hello Group Inc. – basic	3.80	5.18	2.81

Net income per ordinary share attributable to Hello Group Inc. – diluted	3.65	4.92	2.78

Summary of Potential Ordinary Shares Outstanding Excluded from Computation of Diluted Net income (Loss) Per Ordinary Share
The following table summarizes potential ordinary shares outstanding excluded from the computation of diluted net income per ordinary share for the years ended December 31, 2022, 2023 and 2024, because their effect is anti-dilutive:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Share issuable upon exercise of share options	14,676,458	4,420,431	7,367,609
Share issuable upon exercise of RSUs	217,612	102,344	75,000